Schedule II	12 Months Ended
Dec. 31, 2018
Schedule II
Schedule II

Schedule II

Palomar Holdings, Inc. and Subsidiaries

Balance Sheets (Parent Company)

(In Thousands, except shares and par value data)

		Pro forma
	December 31,	December 31,	December 31,
	2018	2018	2017
		(unaudited)(1)
Assets
Fixed maturity securities available for sale, at fair value (amortized cost: $11,668 in 2018)	$11,581		$—
Equity Securities, at fair value: (cost: $1,656 in 2018)	1,658		—
Total investments	13,239		—
Cash and cash equivalents	540		—
Accrued investment income	67		—
Investment in subsidiaries	82,446		78,414
Total assets	$96,292		$78,414
Liabilities
Accrued distribution to shareholders	—	$5,119	—
Total liabilities	—	5,119	—
Shareholder’s equity
Common stock, $0.0001 par value, 500,000,000 shares authorized, 17,000,000 shares issued and outstanding at December 31, 2018 and 2017, respectively	$2	$2	$—
Additional paid‑in capital	68,498	91,459	68,500
Accumulated other comprehensive (loss) income	(563)	(563)	2,993
Retained earnings	28,355	275	6,921
Total shareholder’s equity	96,292	$91,173	78,414
Total liabilities and shareholder’s equity	$96,292	$96,292	$78,414

See accompanying notes.

Schedule II

Palomar Holdings, Inc. and Subsidiaries

Statements of Income (Parent Company)

(In Thousands)

	Year ended December 31,
	2018	2017	2016
Net investment income	$61	—	—
Net realized and unrealized losses on investments	(2)	—	—
Income before equity in net income of subsidiaries	59	—	—
Equity in net income of subsidiaries	18,160	3,783	6,614
Net income	$18,219	3,783	6,614
Other comprehensive income:
Net unrealized losses on securities available for sale	(87)	—	—
Equity in other comprehensive income of subsidiaries, net of taxes	(254)	1,522	1,475
Total comprehensive income	$17,878	$5,305	$8,089

See accompanying notes.

Schedule II

Palomar Holdings, Inc. and Subsidiaries

Statements of Cash Flows (Parent Company)

(In Thousands)

	Year Ended December 31,
	2018	2017	2016
Operating activities
Net income	$18,219	$3,783	$6,614
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(18,160)	(3,783)	(6,614)
Net realized and unrealized losses on investments	2	—	—
Other	546	—	—
Changes in operating assets and liabilities:
Accrued investment income	(67)	—	—
Net cash provided by operating activities	540	—	—
Investing activities
Net cash (used in) provided by investing activities	—	—	—
Financing activities
Net cash (used in) provided by financing activities	—	—	—
Net increase in cash, cash equivalents, and restricted cash	540	—	—
Cash, cash equivalents and restricted cash at beginning of period	—	—	—
Cash, cash equivalents and restricted cash at end of period	$540	$—	$—
Supplementary cash flow information:

See accompanying notes.

Schedule II

1.Accounting Policies

Organization

Palomar Holdings, Inc. (the Company), is an insurance holding company that was incorporated in Delaware in March 2019. Prior to incorporation in Delaware, the Company was known as GC Palomar Holdings (GCPH), which was a Cayman Islands incorporated insurance holding company formed on October 4, 2013 when GC Palomar Investor LP (GCPI) acquired control of GCPH.

Basis of Presentation

The accompanying condensed financial statements have been prepared using the equity method. Under the equity method, the investment in consolidated subsidiaries is stated at cost plus equity in undistributed earnings of consolidated subsidiaries since the date of acquisition. These condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.

Estimates and Assumptions

Preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying disclosures. Those estimates are inherently subject to change, and actual results may ultimately differ from those estimates.